Consolidated Statements of Operations - DIAMIR BIOSCIENCES CORP. - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Grant revenue	$ 531,729	$ 1,319,531
Other revenue	100,000
Total revenue	631,729	1,319,531
Operating costs and expenses
Research and development	650,591	1,156,860
General and administrative	624,388	614,074
Total operating costs and expenses	1,274,979	1,770,934
Loss from operations	(643,250)	(451,403)
Other expense
Interest expense	82,046	48,599
Total other expense	82,046	48,599
Net loss before income taxes	(725,296)	(500,002)
Income taxes	17,939	114,403
Net loss	$ (743,235)	$ (614,405)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.17)	$ (0.14)
Net loss per common share, diluted (in Dollars per share)	$ (0.17)	$ (0.14)
Weighted average number of common shares outstanding
Basic and diluted (in Shares)	4,440,891	4,440,891
Weighted average number of common shares outstanding, diluted (in Shares)	4,440,891	4,440,891